CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net income (loss)	$ 127	$ (704)	$ 1,172
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	4,321	4,317	4,209
Stock-based compensation related to options and unvested shares		17	15
Increase in trade receivables	(105)	(109)	(112)
Equity share in losses of associates, net	2,321	2,765	1,998
Decrease in deferred tax liabilities	(140)	(173)	(169)
Decrease in land lease liabilities	(106)	(108)	(106)
Increase in lease liabilities	257
Increase in right-of-use assets	(376)
Decrease (increase) in other accounts receivable and prepaid expenses	(665)	965	(791)
Increase (decrease) in accrued expenses, other accounts payable and other liabilities	1,763	(103)	1,685
Net cash provided by operating activities	7,397	6,867	7,901
Cash flows from investing activities:
Investment in real estate property	(1,109)	(2,764)	(2,195)
Proceeds from (investments in) associates, net	398	414	3,338
Decrease (increase) in other long-term deposits	116	105	265
Net cash provided by (used in) investing activities	(595)	(2,245)	1,408
Cash flows from financing activities:
Repayment of long-term bank loans and bonds	(5,958)	(6,558)	(8,431)
Dividend paid to non-controlling interests	(2,227)	(2,067)	(2,089)
Proceeds from (repayment of) controlling shareholders' loan		(2,500)	5,118
Net cash used in financing activities	(8,185)	(11,125)	(5,402)
Exchange differences on balances of cash and cash equivalents	112	(190)	629
Increase (decrease) in cash and cash equivalents and restricted cash	(1,271)	(6,693)	4,536
Cash and cash equivalents and restricted cash at the beginning of the year	13,867	20,560	16,024
Cash and cash equivalents and restricted cash at the end of the year	12,596	13,867	20,560
(a) Supplemental disclosures of cash flows information:
Cash and cash equivalents	12,564	13,836	20,268
Restricted cash	32	31	292
Total cash and cash equivalents and restricted cash	12,596	13,867	20,560
Net lease liabilities arising from obtaining Right of use assets	22
(b) Supplemental cash flows activities:
Cash paid during the year for: Taxes	1,433	2,521	2,744
Cash paid during the year for: Interest	$ 2,320	$ 2,484	$ 2,554